Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 2,712,300	$ 1,009,949
COST OF REVENUE	2,203,770	546,569
GROSS PROFIT	508,530	463,380
OPERATING EXPENSES
Salaries and salary related costs	1,731,411	284,258
Professional fees	814,832	201,430
Rent expense	32,087	101,845
Depreciation and amortization expense	78,208	47,988
General and administrative expenses	2,804,626	182,827
Total Operating Expenses	5,461,164	818,348
OPERATING LOSS	(4,952,634)	(354,968)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(952,421)
Derivative expense	(124,966)
Gain on sale of assets	146
Gain on extinguishment of derivative liability	1,089,675
Loss on settlement of debt, net	(108,411)
PPP forgiveness and other income	10,954	76,248
Interest expense, net of interest income	(1,325,956)	(328,380)
Total other income (expense)	(1,410,979)	(252,132)
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(6,363,613)	(607,100)
Provision for income taxes	89,750	809
NET LOSS	(6,453,363)	(607,909)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	4,488
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	(6,448,875)	(607,909)
Other comprehensive loss
Foreign currency translations adjustment	2,884	6,477
Comprehensive loss	$ (6,445,991)	$ (601,432)
Net loss per share	$ (1.64)	$ (0.18)
Weighted average common shares outstanding - basic and diluted	3,930,807	3,412,245